S000003848 [Member] Investment Strategy - Putnam Large Cap Growth Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance
Strategy Narrative [Text Block]
Investments
The fund invests mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The Investment Manager, as defined below, may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in companies of a size similar to those in the Russell 1000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders.
The fund is “non‑diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.